Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2015	1,440,500	$28.65
Granted	395,000	32.94
Exercised	(144,150)	19.83
Forfeited	(88,500)	32.14
Shares issuable under options - December 31, 2016	1,602,850	$30.31
Granted	450,000	46.21
Exercised	(285,700)	19.74
Forfeited	(13,875)	40.10
Shares issuable under options - December 31, 2017	1,753,275	$36.03	2.7	$42,631
Options exercisable - End of year	644,450	$31.77	2.0	$18,418

Stock Options Exercised [Table Text Block]
	2017	2016

Number of options exercised	285,700	144,150

Aggregate fair value	$14,213	$5,222
Intrinsic value	8,572	2,364
Amount of cash received	5,641	2,858

Tax benefit recognized	$102	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017	2016

Risk free rate	1.5%	1.1%
Expected life in years	4.75	4.75
Expected volatility	28.9%	33.0%
Dividend yield	0.2%	0.3%

Weighted average fair value per option granted	$12.36	$9.64